Short-term debt	9 Months Ended
Sep. 30, 2012
Short-term debt
Short-term debt
12 Short-term debt Short-term borrowings outstanding on September 30, 2012 are from commercial banks for export financing denominated in US dollars with average annual interest rates of 1.73%.